INVESTMENT IN SECURITIES (Tables)	12 Months Ended
Dec. 31, 2015
Marketable Securities Tables [Abstract]
Available-for-sale securities
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses

	(U.S. $ in millions)
December 31, 2015	$1,620	$1,303	$338	$21
December 31, 2014	$259	$266	$19	$26

Marketable securities
	December 31,
	2015	2014

	(U.S. $ in millions)
Other non-current assets	$1,447	$176
Cash and cash equivalents, mainly money market funds	162	10
Other current assets	11	73
	$1,620	$259

Contractual maturities of debt securities
b.	Contractual maturities:
	The contractual maturities of debt securities are as follows:
		December 31,
		2015

		(U.S. $ in millions)
	2016	$173
	2021 and thereafter	95
		$268